UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Hickory Blvd. SW

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Wendy Sims

800 Hickory Blvd. SW

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
APPLE INC		1.700%	2/22/2019	1,000,000	1,000,170	999,530
RAYTHEON CO		4.400%	2/15/2020	500,000	514,438	508,302
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	984,857	988,366
HERTZ CORP		5.875%	10/15/2020	200,000	201,194	198,000
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,636	94,250
DISH DBS CORP		5.875%	7/15/2022	100,000	97,018	95,000
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,766	202,000
DAVITA INC		5.125%	7/15/2024	200,000	200,259	197,560
CENTURYLINK INC		7.650%	3/15/1942	100,000	90,029	82,905
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	145,500
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,636	108,125
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,619	511,994
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	451,915
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,322	218,822
JP MORGAN CHASE CAP XXIII		0.000%	5/15/2077	250,000	232,383	196,138
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,638,468	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	538,019	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,364,212	-
				11,761,000	8,709,026	4,998,407	4.91%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	85,973	100,864
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	994,140	1,210,368
				1,300,000	1,080,113	1,311,232	1.29%

TOTAL INVESTMENTS IN FIXED INCOME				$13,061,000	$9,789,139	$6,309,639	6.20%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOATING RATE	1,500.00	19,596	18,810
BLACKROCK TAX MUNICIPAL SHS	10,000.00	220,813	217,400
DOUBLELINE FDS TR DBLN LOW DURATION I	49,603.18	500,000	492,559
DOUBLELINE FDS TR ULTRA SHORT	49,850.45	500,000	499,502
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,361,805
GUGGENHEIM TAXABLE MUNI MG	10,000.00	213,921	224,500
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,605,953
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	219,473
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,540,889
VANGUARD SHORT TERM INVT-GRADE ADM SHS	46,772.69	500,000	491,113
VANGUARD SHORT TERM CORP BOND ADM SHS	22,967.39	500,000	491,732
TOTAL BOND MUTUAL FUNDS		8,296,830	8,163,736	8.02%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Foreign Large Growth
VANGUARD INTL DIVIDEND APPR ETF	3,000.00	197,873	184,620	0.18%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING MKT	1,630.00	99,518	84,238
PZENA EMERGING MARKETS	23,946.00	250,000	252,634
VANGUARD TRUSTEES EMERGING MKT	10,513.04	250,000	223,717
		599,518	560,589	0.55%
SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	505,536	0.50%

Consumer Discretionary
VANGUARD WORLD FDS CONSUM DIS ETF	2,265.00	299,965	375,311	0.37%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM	4,695.57	300,000	323,525	0.32%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	893,792
POWERSHARES ETF TRUST INTL DIV ACHV		6,600.00	99,412	102,300
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD		18,525.38	500,000	575,954
VANGUARD INDEX FDS 500 PORTFOLIO		2,383.00	500,000	595,655
			2,099,412	2,167,701	2.13%

Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	522,687	0.51%

Mid Cap Blend
AKRE FOCUS FUND INSTL		10,855.41	250,000	403,713	0.40%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,574,670	1.55%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	358,220
SPDR GOLD SHARES	[3]	5,000.00	486,825	623,750
VANECK VECTORS GOLD MINERS		20,832.00	637,277	472,678
			1,524,095	1,454,648	1.43%

Utilities
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	602,360
			357,288	602,360	0.59%

TOTAL SPECIALTY FUNDS			8,076,346	8,675,360	8.52%

TOTAL STOCK MUTUAL FUNDS			8,076,346	8,675,360	8.52%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$16,373,176	$16,839,096	16.55%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	6,229,591
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,763,984
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,752,860
INFINITY PREMIER FUND, LP	[2,3]	3,500,000	3,981,947
LITESPEED PARTNERS, LP	[2,3]	2,500,000	3,220,211
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	108,135
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,805,099	2,001,297
OLD WELL EMERGING MARKETS FUND	[2,3]	500,000	483,928
PRIVET FUND LP	[2,3]	1,000,000	1,572,492
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	257,574
STARK INVESTMENTS LP	[2,3]	22,609	60,797
TRIARII CAPITAL PARTNERS LP	[2,3]	1,000,000	901,667
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,383,295	1,971,686
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,427,994
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	48,528
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	47,215
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	47,523
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	47,263
TOTAL LIMITED PARTNERSHIPS		21,561,693	28,924,692	28.42%

TOTAL OTHER INVESTMENTS		$21,561,693	$28,924,692	28.42%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	6,000.00	AT&T CORP COM		173,671	180,360
	4,500.00	BCE INC COM		191,785	195,750
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	50,780
	10,000.00	TELEFONICA BRASIL S.A.		144,120	134,000
	6,691.00	TELEFONICA S A SPONSORED ADR		110,736	57,944
	6,500.00	VODAFONE GROUP		169,802	118,560
				818,018	737,394	0.72%

Media and Entertainment	1,101.00	ALPHABET INC CAP STK CL C		641,356	1,229,123
	350.00	BAIDU INC SPON ADR REP A		61,300	60,421
	3,500.00	FACEBOOK INC CL A		585,375	583,415
	2,600.00	WEIBO CORP		245,215	157,716
				1,533,246	2,030,675	2.00%

TOTAL COMMUNICATION SERVICES				2,351,264	2,768,069	2.72%

CONSUMER DISCRETIONARY
Hotels, Restaurants & Leisure	3,165.00	RADISSON HOSP AB NPV		12,343	14,399
	1,000.00	STARBUCKS CORPORATION		54,225	68,140
				66,568	82,539	0.08%

Retailing	3,000.00	ALIBABA GROUP HLDG LTD SPO		529,143	505,470	0.50%

TOTAL CONSUMER DISCRETIONARY				595,711	588,009	0.58%

CONSUMER STAPLES
Discount Stores	5,000.00	DOLLAR GEN CORP COM		353,530	577,150
	10,000.00	DOLLAR TREE INC COM	[3]	786,251	968,300
				1,139,781	1,545,450	1.52%

Food & Staples Retailing	10,000.00	WALGREENS BOOTS ALLIAN COM		652,690	722,600	0.71%

Food, Beverage & Tobacco	6,000.00	ANHEUSER-BUSCH INBEV SA/NV		522,857	458,640
	5,000.00	CAMPBELL SOUP CO COM		180,368	177,150
	1,500.00	CONSTELLATION BRANDS CL A		136,079	260,490
	500.00	GENERAL MILLS INC COM		20,240	22,220
	2,500.00	MOLSON COORS BREWING COM C		163,317	166,525
				1,022,861	1,085,025	1.07%

Household & Personal Products	1,000.00	KIMBERLY CLARK CORP COM		108,744	111,380
	275.00	PROCTER & GAMBLE CO COM		18,418	26,529
				127,162	137,909	0.14%

TOTAL CONSUMER STAPLES				2,942,494	3,490,984	3.43%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

ENERGY
Energy	35,000.00	CAMECO CORP COM	323,282	424,200
	2,800.00	CHEVRON CORP	296,043	321,020
	2,404.00	EXXON MOBIL CORP COM	213,938	176,165
	2,000.00	NGL ENERGY PARTNERS LP COM	23,880	23,500
	4,800.00	OCCIDENTAL PETROLEUM COM	380,566	320,544
	5,000.00	PHILLIPS 66 COM	534,807	477,050
	1,500.00	ROYAL DUTCH SHELL ADR A	100,413	92,595
	9,000.00	SUNOCO INC COM	215,850	275,670
	4,500.00	VALERO ENERGY CORP COM STK	300,371	395,190
			2,389,150	2,505,934	2.46%

Natural Resources
	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	66,290	0.07%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU	256,047	72,600
	2,000.00	BUCKEYE PARTNERS LP COM	124,792	61,100
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	105,700
	4,999.00	ENBRIDGE INC	169,552	183,063
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	188,288
	5,750.00	ENLINK MIDSTREAM, LLC	61,122	62,560
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	45,380
	4,000.00	GOLAR LNG PARTNERS LP	87,880	53,600
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	76,250
	3,000.00	HOLLY ENERGY PARTNERS	86,820	92,040
	6,000.00	TALLGRASS ENERGY LP	125,895	142,980
	5,000.00	USA COMPRESSION PARTNERS COM	86,262	74,200
			1,488,997	1,157,761	1.14%

TOTAL ENERGY			3,942,960	3,729,985	3.67%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,603	142,350
	5,000.00	BB&T CORP COM		215,613	244,000
	3,000.00	PACWEST BANCORP DEL COM		148,845	115,770
				461,061	502,120	0.49%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	213,430
	5,000.00	ANNALY CAP MGMT INC COM		82,125	52,200
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	64,650
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	513,850
	23,000.00	BLACKSTONE GROUP LP COM		715,927	775,100
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	448,370
	4,500.00	CAPITAL ONE FINL CORP COM		368,312	362,655
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	666,083
	8,000.00	CARLYLE GROUP LP COM		200,215	151,120
	800.00	CME GROUP		129,728	145,824
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,433	75,650
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	274,200
	1,000.00	INTERNATIONAL EXCHANGE COM		74,845	76,760
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	31,400
	28,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,224,798	1,142,960
	10,000.00	OXFORD LANE CAP CORP COM		110,256	103,200
	13,000.00	STARWOOD PPTY TR INC COM		286,828	287,040
				5,747,397	5,384,492	5.29%

Insurance	1,500.00	AON PLC SHS CL A		121,687	234,345
	5,000.00	OLD REP INTL CORP COM		84,276	100,750
	2,500.00	TRAVELERS COMPANIES COM		203,356	313,850
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	156,950
				558,134	805,895	0.79%

TOTAL FINANCIALS				6,766,592	6,692,507	6.58%

HEALTH CARE
Health Care Equipment & Services
	2,500.00	AXOGEN INC COM	[3]	81,826	41,250
	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	140,325
	5,000.00	HOLOGIC INC COM	[3]	216,378	222,000
	4,550.00	LABORATORY CORP AMER HLDGS	[3]	511,426	634,043
	10,000.00	MCKESSON CORP COM		1,395,084	1,282,500
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	262,050
				2,530,384	2,582,168	2.54%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Pharmaceuticals & Biotechnology	2,500.00	ABBVIE INC		229,812	200,725
	5,000.00	ALLERGAN PLC SHS		802,434	719,900
	38.00	AMGEN INC COM		5,707	7,110
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	365,800
	3,000.00	ELI LILLY & CO COM		132,158	359,580
	1,000.00	IQVIA HOLDINGS INC COM		99,090	129,010
	500.00	MERCK & CO INC COM		26,583	37,215
	500.00	PFIZER INC COM		12,068	21,225
	1,000.00	SEATTLE GENETICS INC COM		49,131	76,430
				1,592,514	1,916,995	1.88%

TOTAL HEALTH CARE				4,122,898	4,499,163	4.42%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	100,150
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	76,600
				172,360	176,750	0.17%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	47,835
				17,412	47,835	0.05%

Transportation	5,000.00	USD PARTNERS LP COM UT REP		56,643	56,450
				56,643	56,450	0.06%

TOTAL INDUSTRIALS				246,415	281,035	0.28%

INFORMATION TECHNOLOGY
Hardware & Equipment	5,700.00	CISCO SYSTEMS INC		111,359.00	269,553.00
	6,500.00	CORNING INC COM		181,607.00	216,190.00
				292,966.00	485,743.00

Software & Services	3,750.00	CDK GLOBAL INC COM		158,686	183,413
	3,500.00	MICROSOFT CORP COM		87,413	365,505
	4,000.00	ORACLE CORP COM		110,846	200,920
	1,000.00	RED HAT INC	[3]	134,190	177,840
	3,000.00	TENCENT HLDGS LTD ADR		100,845	133,830
				591,980	1,061,508	1.04%

Technology Hardware & Equipment	3,000.00	APPLE INC COM		310,629	499,320
	5,000.00	COMMSCOPE HLDG CO INC COM	[3]	143,029	104,550
	359.99	DELL TECHNOLOGIES INC COM	[3]	9,405	17,492
	1,000.00	INTEL CORP COM		23,850	47,120
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	132,840
				608,376	801,322	0.79%

TOTAL INFORMATION TECHNOLOGY				1,493,322	2,348,573	2.31%

MATERIALS	1,580.00	DOWDUPONT INC COM		97,247	85,020
	500.00	ECOLAB INC COM		52,645	79,085
TOTAL MATERIALS				149,892	164,105	0.16%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

REAL ESTATE
	2,000.00	AMERICAN CAMPUS COMNTYS INC	77,890	92,040
	5,000.00	CARETRUST REIT INC COM	68,082	109,900
	1,500.00	CYRUSONE INC COM	94,748	81,300
	2,000.00	DIGITAL RLTY TR INC COM	162,816	216,680
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	215,520
	3,500.00	GEO GROUP INC COM	83,062	78,925
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	225,900
	2,000.00	IRON MTN INC NEW COM	66,726	74,400
	3,000.00	JERNIGAN CAP INC COM	58,819	65,040
	4,000.00	LTC PPTYS TR INC COM R	159,295	189,760
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	273,000
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	80,380
	6,000.00	PHYSICIANS RLTY TR COM	112,436	108,660
	6,000.00	TANGER FACTORY OUTLET COM	153,014	136,500
	3,000.00	VENTAS INC COM	195,931	193,470
	500.00	W P CAREY & CO LLC COM	31,927	37,445
TOTAL REAL ESTATE			1,878,113	2,178,920	2.14%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	33,860
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	400,920
	6,500.00	DOMINION RES INC VA COM	330,756	456,560
	4,387.00	DUKE ENERGY CORP COM	334,123	385,091
	1,000.00	ENTERGY CORP NEW COM	69,388	89,190
	5,000.00	SOUTHERN CO COM	209,871	243,000
	2,256.00	WEC ENERGY GROUP INC COM	89,900	164,756
TOTAL UTILITIES			1,634,983	1,773,377	1.74%

TOTAL INVESTMENTS IN COMMON STOCKS			$26,124,644	$28,514,727	28.02%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
APPLE INC CALL OPTION $185 EXP 06/21/19	[3]	10.00	$9,361	$3,800
ISHS BARCLY 20 CALL OPTION $120 EXP 03/15/19	[3]	200.00	$17,307	$52,200
ISHS BARCLY 20 CALL OPTION $125 EXP 06/21/19	[3]	200.00	$17,307	$33,400
			43,975	89,400	0.09%

TOTAL INVESTMENTS IN OPTIONS			$43,975	$89,400	0.09%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2019

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$149,000
BANK OF AMERICA CORP FLOATING RATE	[4,5]	6.300%	N/A	300,000.00	319,500	323,007
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	250,000.00	247,347	252,188
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	201,240
E TRADE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.875%	N/A	250,000.00	249,687	243,750
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	165,881
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,998	184,375
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	149,250
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	138,308
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	277,249
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	45,900
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	239,375
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	236,250
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,402,012

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,301,327	$4,007,785	3.94%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
January 31, 2019

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$13,706,073	$13,706,072	13.47%

TOTAL INVESTMENTS - MARKET VALUE			98,391,411	96.68%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			3,376,437	3.32%

TOTAL NET ASSETS			$101,767,848	100.00%

[1]	In default
[2]	Market value determined by the Fund's Board of Directors
[3]	Non-income producing security
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
DIGITAL RLTY CALL OPTION, $115 EXP 07/19/19	[3]	(10.00)	(2,185)	(2,850)
KIMBERLY CLARK CALL OPTION, $120 EXP 07/19/19	[3]	(10.00)	(2,054)	(2,630)
TOTAL CALL OPTIONS - LIABILITIES			(4,239)	(5,480)	-0.01%

PUT OPTIONS:
ALPHABET INC PUT OPTION, $1,100 EXP 12/21/18	[3]	(5.00)	(24,292)	(17,650)
AMGEN INC PUT OPTION, $165 EXP 04/18/19	[3]	(10.00)	(5,487)	(1,800)
APPLE INC PUT OPTION, $150 EXP 04/18/19	[3]	(5.00)	(2,442)	(1,025)
APPLE INC PUT OPTION, $150 EXP 07/19/19	[3]	(5.00)	(3,518)	(2,500)
APPLE INC PUT OPTION, $150 EXP 06/21/19	[3]	(10.00)	(6,275)	(4,390)
CAMPING WORLD PUT OPTION, $15 EXP 03/15/19	[3]	(250.00)	(35,371)	(47,500)
CATERPILLAR PUT OPTION, $110 EXP 06/21/19	[3]	(5.00)	(2,217)	(1,210)
FACEBOOK INC PUT OPTION, $110 EXP 06/21/19	[3]	(5.00)	(2,043)	(260)
KIMBERLY CLARK PUT OPTION, $100 EXP 07/19/19	[3]	(10.00)	(3,204)	(2,300)
MICROSOFT CORP PUT OPTION, $95 EXP 07/19/19	[3]	(10.00)	(3,585)	(3,350)
RESMED INC PUT OPTION, $105 EXP 07/19/19	[3]	(10.00)	(3,987)	(12,300)
TOTAL PUT OPTIONS - LIABILITIES			(92,421)	(94,285)	-0.09%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(96,660)	$(99,765)	-0.10%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2019

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.     Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.     Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

D.     Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2019

E.      Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2014 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.     Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.     Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I.       Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2019

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of January 31, 2019.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$6,309,639	$-	$-	$6,309,639
Bond Mutual Funds	8,163,736	-	-	8,163,736
Stock Mutual Funds	8,675,360	-	-	8,675,360
Common Stocks – Publicly Traded	28,604,127	-	-	28,604,127
Preferred Stocks – Publicly Traded	4,007,785	-	-	4,007,785
Cash and Cash Equivalents	13,706,072	-	-	13,706,072
Limited Partnerships – Measured at NAV (2)	-	-	-	28,924,692
Total Investments	$69,466,719	$-	$-	$98,391,411

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2019

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(5,480)	$-	$-	$(5,480)
Put Options	(94,285)	-	-	(94,285)
Total Investments	$(99,765)	$-	$-	$(99,765)

(1)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2019, were as follows:

Gross appreciation (excess of value over tax cost)	$13,797,378
Gross depreciation (excess of tax cost over value)	(7,305,993)
Net unrealized appreciation	$6,491,385
Cost of investments for income tax purposes	$91,900,026

4.	OPTIONS WRITTEN

As of January 31, 2019, portfolio securities valued at $219,720 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2019 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2018	657	$189,004
Options written	355	113,970
Options terminated in closing purchase transactions	(594)	(187,754)
Options expired	(15)	(4,851)
Options exercised	(58)	(13,709)
Options outstanding at January 31, 2019	345	$96,660

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2019

5.	PLEDGED COLLATERAL

As of January 31, 2019, cash in the amount of $2,690,000 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,776,267 and have been assigned no value at January 31, 2019.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By	/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 29, 2019

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and
President
March 29, 2019